Offerings - Offering: 1	Sep. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	9,177,209
Proposed Maximum Offering Price per Unit	5.35
Maximum Aggregate Offering Price	$ 49,098,068.15
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,516.91
Offering Note	The Amount Registered consists of 5,251,349 shares of our Class A Common Stock issued to the selling securityholders, 1,077,764 shares of our common stock issuable to certain of the selling securityholders upon exercise of pre-funded warrants to purchase our common stock and 2,848,096 shares of our common stock issuable to the selling securityholders upon exercise of warrants to purchase our common stock. Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. The Maximum Aggregate Offering Price is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, on the basis of the average of the high and low prices for a share of the registrant's common stock as reported on the Nasdaq Global Market on August 28, 2025, which date is a date within five business days prior to the filing of this registration statement.